Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction (Details) $ in Thousands		1 Months Ended									3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 10, 2023 USD ($)	Jul. 31, 2024 USD ($) item	Jun. 30, 2024 USD ($) item	Mar. 31, 2024 item	Feb. 29, 2024 USD ($) item t	Jun. 30, 2023 item	Apr. 30, 2023 item	Jan. 31, 2023 USD ($)	Apr. 30, 2022 item	Mar. 31, 2022 item	Sep. 30, 2024 item	Jun. 30, 2024 USD ($) item	Jun. 29, 2024 USD ($)	Jun. 30, 2024 USD ($) item $ / T	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item t	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Interest expense capitalized | $														$ 11,400	$ 7,200
Gain on disposal/sale of vessels | $												$ 7,094		7,094	1,639
Net insurance proceeds from disposal/sale of vessels | $														10,639	3,914
Amortization of assumed time charter | $														4,500	$ 6,500
Unamortized time charter liabilities | $			$ 0									0		0		$ 4,500
Manager
Fixed Assets, net & Advances for Vessels under Construction
Supervision fee per newbuilding vessel payable | $	$ 850													850
Supervision fees for vessels capitalized | $			2,100									$ 2,100		2,100		$ 3,000
Capesize Bulk Carriers
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels acquired					3											7
DWT of acquired carriers | t					529,704											1,231,157
Aggregate amount of purchase price | $					$ 79,800											$ 139,600
Purchase price paid | $		$ 21,000											$ 58,800
Number of vessels delivered		1										2
Vessel
Fixed Assets, net & Advances for Vessels under Construction
Residual value of the fleet | $			$ 574,900									$ 574,900		$ 574,900		540,500
Average life of scrap considered to calculate residual value of vessel, one														10 years
Average life of scrap considered to calculate residual value of vessel, two														5 years
Scrap value per ton (in dollars per ton) | $ / T														300
Amalia C
Fixed Assets, net & Advances for Vessels under Construction
TEU			2,452									2,452		2,452
Aggregate gross consideration | $																		$ 5,100
Gain on disposal/sale of vessels | $								$ 1,600
Vessesls under Construction
Fixed Assets, net & Advances for Vessels under Construction
Interest expense capitalized | $														$ 11,400		17,400	$ 5,000
Vessesls under Construction | TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels under construction			14									14		14
Aggregate purchase price | $			$ 1,245,900									$ 1,245,900		$ 1,245,900
Payments for purchase price of construction assets | $														90,200		$ 73,300	$ 88,600
Four 8,000 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels delivered												2
Number of vessels contracted for construction									4
TEU of vessels contracted for construction									8,000
Four 8,000 TEU Vessels | Forecast
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels expected to be delivered											2
Two 7,100 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels delivered												1
Number of vessels contracted for construction										2
TEU of vessels contracted for construction										7,100
Two 7,100 TEU Vessels | Forecast
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels expected to be delivered											1
Two 6,000 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction							2
TEU of vessels contracted for construction							6,000
Two 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction						2
TEU of vessels contracted for construction						8,200
Four 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction				4	4
TEU of vessels contracted for construction				8,200	8,200
Two 9,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction			2
TEU of vessels contracted for construction			9,200
One 8,200 TEU Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels contracted for construction			1
TEU of vessels contracted for construction			8,200
Vessel Stride
Fixed Assets, net & Advances for Vessels under Construction
Gain on disposal/sale of vessels | $														7,100
Net insurance proceeds from disposal/sale of vessels | $														$ 10,600